EMPLOYEE BENEFIT LIABILITIES, NET - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plans
Balance as of January 1,	$ 1,390	$ 1,009
Current service cost	296	321
Payments	(142)	(46)
Net interest expense (income)	36	24
Total expenses recognized in profit or loss for the period	190	299
Loss (gain) from remeasurement in other comprehensive loss gain	(267)	81
Effect of changes in foreign exchange rates	(15)	5
Contributions	(4)	(4)
Balance as of December 31,	1,294	1,390
Defined benefit obligation
Defined benefit plans
Balance as of January 1,	1,474	1,080
Current service cost	296	321
Payments	(142)	(46)
Net interest expense (income)	38	26
Total expenses recognized in profit or loss for the period	192	301
Loss (gain) from remeasurement in other comprehensive loss gain	(275)	85
Effect of changes in foreign exchange rates	(25)	8
Balance as of December 31,	1,366	1,474
Fair value of plan assets
Defined benefit plans
Balance as of January 1,	(84)	(71)
Net interest expense (income)	(2)	(2)
Loss (gain) from remeasurement in other comprehensive loss gain	8	(4)
Effect of changes in foreign exchange rates	10	(3)
Contributions	(4)	(4)
Balance as of December 31,	$ (72)	$ (84)